LEASE - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Description [Abstract]
Short-term lease cost	$ 2,052	$ 1,974	$ 1,916
Total operating lease cost	45,794	44,054	40,755
Operating and variable lease cost	$ 43,742	$ 42,080	$ 38,839